Taxes on Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Domestic and foreign components of earnings (loss) before taxes
U.S.	$ 216	$ 1,511	$ 1,229
Non-U.S.	3,316	2,352	1,826
Earnings from continuing operations before taxes	3,532	3,863	3,055
U.S. federal taxes:
Current	(2,206)	232	202
Deferred	1,069	128	(284)
Non-U.S. taxes:
Current	431	598	543
Deferred	76	(26)	38
State taxes:
Current	362	129	25
Deferred	82	(122)	71
Provision for (benefit from) taxes on earnings	$ (186)	$ 939	$ 595